Restricted Cash	9 Months Ended
Sep. 30, 2017
Cash and Cash Equivalents [Abstract]
Restricted Cash
Restricted Cash

At September 30, 2017, the Partnership did not have any restricted cash. The restrictions on the cash received in February 2017, as a result of the Bakken Pipeline/MSLP Acquisition, were fully removed in the second quarter of 2017 when MSLP’s outstanding debt that contained lender restrictions on the use of cash was paid in full. See Note 4—Acquisitions for additional information on the acquisition.